Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income	$ 78,098,000	$ 71,409,000
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	2,000	0
Depreciation expense	11,850,000	10,018,000
Amortization of intangibles	5,048,000	4,430,000
Amortization of government grants	(12,000)	(10,000)
Interest on short term investments	(333,000)	(251,000)
Stock compensation expense	9,392,000	8,809,000
Amortization of gain on interest rate hedge	(230,000)	(230,000)
Amortization of financing costs	390,000	140,000
Deferred taxes	(3,481,000)	(3,593,000)
Changes in assets and liabilities:
Increase in accounts receivable	(12,979,000)	76,478,000
Increase in unbilled revenue	(65,904,000)	(32,944,000)
Increase in other receivables	(2,866,000)	(3,103,000)
Increase in prepayments and other current assets	(10,358,000)	(2,522,000)
Increase in other non-current assets	(179,000)	(526,000)
Increase/(decrease) in payments on account	8,040,000	(6,115,000)
Increase in other current liabilities	27,523,000	22,568,000
Decrease in other non-current liabilities	(1,165,000)	1,082,000
Increase in income taxes payable	4,300,000	8,839,000
Decrease in accounts payable	(6,668,000)	4,848,000
Net cash provided by operating activities	40,468,000	159,327,000
Cash flows from investing activities:
Purchase of property, plant and equipment	(8,304,000)	(8,298,000)
Payments to Acquire Businesses, Gross	(1,645,000)	0
Purchase of short term investments	(10,160,000)	(17,977,000)
Sale of short term investments	6,253,000	4,675,000
Net cash used in investing activities	(13,856,000)	(21,600,000)
Cash flows from financing activities:
Financing costs	(823,000)	0
Proceeds from exercise of equity compensation	727,000	2,780,000
Share issue costs	(4,000)	(7,000)
Repurchase of ordinary shares	(38,208,000)	(96,404,000)
Share repurchase costs	(31,000)	(77,000)
Net cash used in financing activities	(38,339,000)	(93,708,000)
Effect of exchange rate movements on cash	869,000	739,000
Net decrease in cash and cash equivalents	(10,858,000)	44,758,000
Cash and cash equivalents at beginning of period	282,859,000	192,541,000
Cash and cash equivalents at end of period	$ 272,001,000	$ 237,299,000